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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [X]; Amendment Number: 1

  This Amendment (Check only one):     [X]  is a restatement.
                                       [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RBS Partners, L.P.
Address:          1 Lafayette Place
                  Greenwich, CT 06830

13F File Number:  28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             E.J. Bird
Title:            Vice President of General Partner
Phone:            (203) 861-4600

Signature, Place, and Date of Signing:

/s/ E.J. BIRD                        Greenwich, CT               August 14, 2000
--------------------------------     ------------------------    ---------------
          [Signature]                     [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 NONE

Form 13F Information Table Entry Total:              13

Form 13F Information Table Value Total:     $   117,011
                                            (in thousands)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:
Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


        COLUMN 1             COLUMN 2       COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------  --------------  -----------   --------  ------------------  ----------  --------  -----------------------
                                                         VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS     CUSIP      (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
------------------------  --------------  -----------   --------  -------  ---  ----  ----------  --------  -----------------------
Browning Ferris Inds      Common          115885-10-5    3,155     73,393  SH         DEFINED                  73,393
Browning Ferris Inds      Common          115885-10-5   11,486    267,107  SH          SOLE                   267,107
Building One              Common          120114-10-3    1,683    121,847  SH         DEFINED                 121,847
Services Corp.
Building One              Common          120114-10-3    6,122    443,240  SH          SOLE                   443,240
Services Corp.
Guess Inc.                Common          401617-10-5    4,397    318,343  SH         DEFINED                 318,343
Guess Inc.                Common          401617-10-5   15,994  1,157,957  SH          SOLE                 1,157,957
International Game        Common          459902-10-2    6,657    359,801  SH         DEFINED                 359,801
Technology
International Game        Common          459902-10-2   24,026  1,298,699  SH          SOLE                 1,298,699
Technology
Jostens Inc.              Common          481088-10-2    5,078    241,094  SH         DEFINED                 241,094
Jostens Inc.              Common          481088-10-2   18,379    872,606  SH          SOLE                   872,606
Philip Morris             Common          718154-10-7    1,503     37,406  SH         DEFINED                  37,406
Cos. Inc.
Philip Morris             Common          718154-10-7    5,425    134,994  SH          SOLE                   134,994
Cos. Inc.
PS Group Inc.             Common          693624-10-8   13,106  1,198,270  SH          SOLE                 1,198,270


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS
FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.



Grand Total                                            117,011